Loss Per Share - Schedule of basic and diluted loss per share (Details) - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net (loss) income		$ (2,590,879)	$ 743,340	$ (132,670,000)	$ 2,610,824	$ 1,679,963
Weighted average shares outstanding
Basic (in shares)	[1]			34,833,211	301,559
Diluted (in shares)	[1]			34,833,211	301,559
Basic loss per common share (in dollars per share)				$ (3.81)	$ (327.95)
Diluted loss per common share (in dollars per share)				$ (3.81)	$ (327.95)

[1]	Retroactively restated for the reverse recapitalization. Refer to Note 2 - Summary of Significant Accounting Policies and Note 16 - Loss Per Share for further information.